Lines of Credit and Debt (Tables)	12 Months Ended
Dec. 31, 2014
Debt Instruments [Abstract]
Schedule of Total Debt Instruments
Total long-term debt consists of the following:

(in thousands)	December 31, 2014	December 31, 2013
Notes payable to QIAGEN Euro Finance bearing interest at an effective rate of 3.7% repaid in March 2014	$—	$300,000
Notes payable to QIAGEN Finance bearing interest at an effective rate of 1.8% due in February 2024	130,451	145,000
3.19% Series A Senior Notes due October 16, 2019	73,645	73,000
3.75% Series B Senior Notes due October 16, 2022	302,648	300,000
3.90% Series C Senior Notes due October 16, 2024	27,000	27,000
0.375% Senior Unsecured Cash Convertible Notes due 2019	386,332	—
0.875% Senior Unsecured Cash Convertible Notes due 2021	251,335	—
Other notes payable bearing interest up to 6.28% and due through September 2015	668	483
Total long-term debt	1,172,079	845,483
Less current portion	131,119	207
Long-term portion	$1,040,960	$845,276

Schedule of Maturities of Long-term Debt	Future principal maturities of long-term debt as of December 31, 2014 are as follows:

Year ending December 31,	(in thousands)
2015	$131,119
2016	—
2017	—
2018	—
2019	459,977
thereafter	580,983
$1,172,079

Schedule of Debt Conversions
Interest expense related to the Cash Convertible Notes was comprised of the following:

Year-Ended
December 31,
(in thousands)	2014
Coupon interest	$3,307
Amortization of original issuance discount	12,836
Amortization of debt issuance costs	1,693
Total interest expense related to the Cash Convertible Notes	$17,836